Subsequent Events	9 Months Ended	12 Months Ended
	Oct. 02, 2016	Jan. 03, 2016
Subsequent Events

Note 13. Subsequent Events

In November 2016, the Company acquired the assets and assumed the liabilities of the landscape distribution businesses of Loma Vista Nursery, Inc., a leader in the distribution of nursery and hardscape products to landscape professionals with two locations serving customers in Missouri and Kansas. The acquisition is not material and not expected to have a significant impact on the condensed consolidated financial statements.

Note 15. Subsequent Events

Management has evaluated subsequent events through April 18, 2016, the date the financial statements were originally issued, and May 2, 2016, as to Note 16 and Note 17, the date on which the retrospectively adjusted financial statements were issued to reflect the common stock split described in Note 17.

In January 2016, the Company acquired all of the outstanding stock of Hydro-Scape Products, Inc (“Hydro-Scape”). Based in San Diego, California, Hydro-Scape is a leading provider of landscape products (irrigation, lighting, maintenance, outdoor living and hardscapes) with seventeen locations serving customers throughout Southern California.

In April 2016, the Company acquired the assets and assumed liabilities of Blue Max Materials, Inc (“Blue Max”). Blue Max is a hardscapes and landscape supplier with five locations serving North Carolina and South Carolina.

The aggregate purchase price of 2016 acquisitions to-date is $43.2 million.

Debt Refinancing and Special Cash Dividend
Subsequent Events

Note 16. Subsequent Events – Debt Refinancing and Special Cash Dividend

On April 29, 2016, the Company refinanced the existing term loan facility with an amended and restated $275.0 million term loan facility maturing in 2022 (the “Amended Term Loan Facility”). On April 29, 2016 the proceeds under the Amended Term Loan Facility were used to repay all $60.3 million of borrowings outstanding under our existing term loan facility, to repay $29.9 million of borrowings outstanding under our ABL Facility, and to pay fees and expenses associated with the refinancing transaction. A special cash dividend of $176.0 million was paid to existing holders of our common stock and Redeemable Convertible Preferred Stock (on an as-converted basis) as of April 29, 2016 out of the proceeds of the Amended Term Loan Facility. In conjunction with the payment of the special cash dividend and as provided by the Plan, the Company reduced the exercise price of certain outstanding options and made a cash payment to certain holders of options to offset the dilutive impact of the special cash dividend.